Ferrosur Roca S.A. Concesion - Argentine Railway Law - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 Contracts
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	16.00%
Actual term for concession agreements	30 years
Expiration period for concession agreements	March 2023
Number of private concessions contract still in force	3
Cofesur S.A.U [member]
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	80.00%
National State [member]
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	16.00%
Workers of Ferrosur Roca S.A. [member]
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	4.00%
Top of range [member]
Disclosue Of Concession [line items]
Extension term for concession agreements	10 years